Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts
EXTERRAN CORPORATION
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

Description	Balance at Beginning of Period	Charged to Costs and Expenses		Deductions		Balance at End of Period
Allowance for doubtful accounts deducted from accounts receivable in the balance sheets
December 31, 2017	$5,383	$863		$858	(1)	$5,388
December 31, 2016	2,868	2,972		457	(1)	5,383
December 31, 2015	2,133	3,292		2,557	(1)	2,868
Allowance for obsolete and slow moving inventory deducted from inventories in the balance sheets
December 31, 2017	$12,877	$1,276		$3,802	(2)	$10,351
December 31, 2016	14,486	756		2,365	(2)	12,877
December 31, 2015	8,660	15,590		9,764	(2)	14,486
Allowance for deferred tax assets not expected to be realized
December 31, 2017	$276,230	$4,343		$58,524	(4)	$222,049
December 31, 2016	142,960	144,852		11,582	(4)	276,230
December 31, 2015	98,607	79,394	(3)	35,041	(4)	142,960

(1)	Uncollectible accounts written off.

(2)	Obsolete inventory written off at cost, net of value received.

(3)	Includes $45.0 million in allowance against foreign tax credits transferred from Archrock pursuant to the Spin-off.

(4)
Reflects expected realization of deferred tax assets and amounts credited to other accounts for stock-based compensation excess tax benefits, expiring net operating losses, changes in tax rates and changes in currency exchange rates.